FINANCIAL INSTRUMENTS (Details 5) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Forward contract [member]
Disclosure Of Financials Instruments [Line items]
Net Derivative Financial Liability		$ (14)
COLOMBIA | Exchange Rate One [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	USDCOP
Name of the institution		Corpbanca Colombia
Value of hedging instrument		$ 2,100
Starting date of Hedging instrument		Nov. 07, 2019
Maturity date of hedging instrument		Jan. 14, 2020
Net Derivative Financial Liability		$ (8)
COLOMBIA | Exchange Rate Two [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	USDCOP
Name of the institution		Corpbanca Colombia
Value of hedging instrument		$ 1,700
Starting date of Hedging instrument		Nov. 25, 2019
Maturity date of hedging instrument		Feb. 11, 2020
Net Derivative Financial Liability		$ (6)